ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, CO 80203

April 1, 2014

John Grzeskiewicz

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Mr. Grzeskiewicz:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated March 21, 2014, to the prospectus dated February 12, 2014, with respect to the ALPS Emerging Sector Dividend Dogs ETF, a series of the Trust (the “Fund”). The purpose of this filing is to submit the 497(e) filing dated March 12, 2014 in XBRL for the Fund.

The SEC Staff is requested to address any comments on this filing to my paralegal, Jen Craig, at 720.917.0611.

Sincerely,

/s/ Erin D. Nelson
Erin D. Nelson, Esq.
Secretary

Enclosure

cc:	Stuart Strauss, Esq.

Dechert LLP